Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 48,131	$ 7,414
Short-term investments		203
Receivables	92	41
Prepaid and other current assets	1,448	106
Total current assets	49,671	7,764
Property and equipment, net	400	727
Other assets	353	475
Total assets	50,424	8,966
Current liabilities:
Accounts payable	619	330
Accrued clinical and cost of other studies	1,831	500
Accrued compensation	198	184
Deferred revenue	4,379
Facility lease exit obligation	168	144
Other accrued liabilities	82	127
Total current liabilities	7,277	1,285
Deferred rent, non-current	132	144
Facility lease exit obligation, non-current	297	465
Note payable and accrued interest	9,035	8,513
Total liabilities	16,741	10,407
Commitments and contingencies (Note 8)
Shareholders' equity (deficit):
Preferred stock, 5,000,000 shares authorized, none outstanding
Common stock, no par value; authorized shares: 1,001,830,627 at December 31, 2013 and 297,527,214 at December 31, 2012; issued and outstanding shares: 587,252,904 at December 31, 2013; 251,346,385 at December 31, 2012	426,607	369,919
Accumulated deficit	(392,924)	(371,360)
Total shareholders' equity (deficit)	33,683	(1,441)
Total liabilities and shareholders' equity (deficit)	$ 50,424	$ 8,966